Restatement of Financial Statements (Details 2) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Apr. 05, 2019
Net loss	$ (3,493,215)	$ (2,207,020)
Common Stock
Beginning Balance, shares	6,111,200	4,750,000	4,750,000	6,111,200
Net loss
Ending Balance, shares	6,111,200	4,750,000	4,750,000	6,111,200
Additional Paid-in Capital
Net loss
Accumulated Deficit
Net loss	$ (3,493,215)	(2,207,020)
As Filed
Capital contribution by Holdco for the acquisition of Goedeker Television Co.			$ 979,523
Beginning Balance		(795,954)		$ (795,954)
Net loss		(1,285,120)	(2,068,150)
Ending Balance		(2,081,074)	(795,954)
As Filed | Common Stock
Capital contribution by Holdco for the acquisition of Goedeker Television Co.			$ 475
Capital contribution by Holdco for the acquisition of Goedeker Television Co., shares			4,750,000
Beginning Balance		$ 475		475
Beginning Balance, shares		4,750,000	4,750,000		4,750,000
Net loss
Ending Balance		$ 475	$ 475
Ending Balance, shares		4,750,000	4,750,000		4,750,000
As Filed | Additional Paid-in Capital
Capital contribution by Holdco for the acquisition of Goedeker Television Co.			$ 979,048
Beginning Balance		$ 1,272,195		1,272,195
Net loss
Ending Balance		1,079,179	1,272,195
As Filed | Accumulated Deficit
Capital contribution by Holdco for the acquisition of Goedeker Television Co.
Beginning Balance		(2,068,150)		(2,068,150)
Net loss		(1,285,120)	(2,068,150)
Ending Balance		(3,353,270)	(2,068,150)
As Restated
Capital contribution by Holdco for the acquisition of Goedeker Television Co.			786,981
Beginning Balance		(4,078,217)		(4,078,217)
Net loss		(2,207,020)	(5,157,871)
Ending Balance		(6,285,237)	(4,078,217)
As Restated | Common Stock
Capital contribution by Holdco for the acquisition of Goedeker Television Co.			$ 475
Capital contribution by Holdco for the acquisition of Goedeker Television Co., shares			4,750,000
Beginning Balance		$ 475		475
Beginning Balance, shares		4,750,000	4,750,000
Net loss
Ending Balance		$ 475	$ 475
Ending Balance, shares		4,750,000	4,750,000
As Restated | Additional Paid-in Capital
Capital contribution by Holdco for the acquisition of Goedeker Television Co.			$ 786,506
Beginning Balance		$ 1,079,179		1,079,179
Net loss
Ending Balance		1,079,179	1,079,179
As Restated | Accumulated Deficit
Capital contribution by Holdco for the acquisition of Goedeker Television Co.
Beginning Balance		(5,157,871)		$ (5,157,871)
Net loss		(2,207,020)	(5,157,871)
Ending Balance		$ (7,364,891)	$ (5,157,871)